SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

NOTE 23: SUBSEQUENT EVENTS

Remuneration for sales to the spot market

Pursuant to SE Resolution No. 9/23 dated February 8, 2024, remuneration values for spot energy generation were updated, providing for a 73.9% increase on the values approved by SE Resolution No. 869/23 as from the February 2024 economic transaction.